Average Annual Total Returns{- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-07 - Fidelity International Small Cap Opportunities Fund
	Fidelity International Small Cap Opportunities Fund Return Before Taxes Past 1 year	Fidelity International Small Cap Opportunities Fund Return Before Taxes Past 5 years	Fidelity International Small Cap Opportunities Fund Return Before Taxes Past 10 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions Past 1 year	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions Past 5 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions Past 10 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions and Sales Past 10 years	MS141 Past 1 year	MS141 Past 5 years	MS141 Past 10 years
Total	29.06%	10.38%	10.78%	28.88%	10.05%	10.54%	17.60%	8.29%	9.00%	25.17%	9.01%	8.86%